TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2021
Trade And Other Payables
TRADE AND OTHER PAYABLES

7. TRADE AND OTHER PAYABLES

The Company’s trade payables comprise accounts payable and accruals as at June 30, 2021. Accounts payable make up $5,228 of the $9,615 balance (as at December 31, 2020 $4,252 of the $8,172 balance), of which $3,423 relate to operations in Mexico (as at December 31, 2020 – $2,429). Accruals and other payables of $4,387 (as at December 31, 2020 – $3,920) include administrative and operating costs, accounting and legal services, income taxes and statutory payroll withholding taxes. Trade payables and accruals related to property, plant and equipment additions totaled $1,124 at June 30, 2021 (December 31, 2020 - $173).